CONSOLIDATED BALANCE SHEETS (Parenthetical) (Imported)	Feb. 02, 2017 $ / shares shares
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized	1,000
Common stock, shares issued	1,000
Common stock, shares outstanding	1,000